BUSINESS SEGMENTS - Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	$ 181	$ 173	$ 265
Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	174	164	255
Operating Segments | North America
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	143	137	180
Operating Segments | Asia Pacific
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	26	21	72
Operating Segments | Europe
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	5	6	3
Corporate and other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital Expenditures	$ 7	$ 9	$ 10